Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Govt.	Project
#: 1
	$ 20,000	Taxes	BRAZIL	City of Aripuana
#: 2
	30,000	Fees	BRAZIL	City of Aripuana
#: 3
	20,000	Taxes	BRAZIL	City of Cacapava do Sul
#: 4
	40,000	Fees	BRAZIL	City of vazante
#: 5
	80,000	Taxes	BRAZIL	Federal Government of Brazil
#: 6
	8,480,000	Royalties	BRAZIL	Federal Government of Brazil
#: 7
	1,230,000	Fees	BRAZIL	Federal Government of Brazil
#: 8
	5,040,000	Fees	BRAZIL	State of Mato Grosso
#: 9
	120,000	Taxes	BRAZIL	State of Minas Gerais
#: 10
	100,000	Fees	BRAZIL	State of Minas Gerais
#: 11
	70,000	Bonuses	PERU	Association of Artisanal Fishermen of Puerto Tambo de Mora
#: 12
	1,730,000	Infrastructure	PERU	City of Chincha
#: 13
	90,000	Bonuses	PERU	City of Pasco
#: 14
	540,000	Infrastructure	PERU	City of Pasco
#: 15
	2,030,000	Bonuses	PERU	Community of Chavin
#: 16
	470,000	Bonuses	PERU	Community of Huancamachay
#: 17
	80,000	Bonuses	PERU	Community of Huallanca
#: 18
	1,210,000	Bonuses	PERU	Community of Joraoniyoc
#: 19
	160,000	Bonuses	PERU	Community of La Quinua
#: 20
	830,000	Bonuses	PERU	Community of Machcan
#: 21
	60,000	Bonuses	PERU	Community of Polobaya
#: 22
	270,000	Bonuses	PERU	Community of San Francisco de Asis de Yarusyacan
#: 23
	6,650,000	Bonuses	PERU	Community of San Juan of Milpo
#: 24
	720,000	Bonuses	PERU	Community of San Miguel
#: 25
	80,000	Bonuses	PERU	Community of San Ramon de Yanapampa
#: 26
	110,000	Bonuses	PERU	Community of Santa Rosa de Pitic
#: 27
	300,000	Bonuses	PERU	Community of Shipasbmba
#: 28
	200,000	Bonuses	PERU	Community of Ticlacayan
#: 29
	46,450,000	Taxes	PERU	Government of Peru
#: 30
	13,710,000	Royalties	PERU	Government of Peru
#: 31
	15,090,000	Fees	PERU	Government of Peru
#: 32
	690,000	Bonuses	PERU	Topara Valley Agricultural Development and Defense Association
#: 33
	100,000	Fees	BRAZIL		Ambrosia
#: 34
	1,300,000	Fees	BRAZIL		AQ-001/2023
#: 35
	250,000	Taxes	BRAZIL		Aripuana
#: 36
	41,200,000	Royalties	BRAZIL		Aripuana
#: 37
	51,400,000	Fees	BRAZIL		Aripuana
#: 38
	150,000	Taxes	BRAZIL		Cacapava
#: 39
	2,700,000	Fees	BRAZIL		CARAJAS
#: 40
	100,000	Fees	BRAZIL		Ipupiara
#: 41
	100,000	Fees	BRAZIL		Jaguari
#: 42
	700,000	Fees	BRAZIL		JV-001/2020
#: 43
	400,000	Taxes	BRAZIL		Morro Agudo
#: 44
	11,300,000	Royalties	BRAZIL		Morro Agudo
#: 45
	1,200,000	Fees	BRAZIL		Morro Agudo
#: 46
	1,800,000	Fees	BRAZIL		Roosevlt
#: 47
	400,000	Fees	BRAZIL		Ruropolis
#: 48
	100,000	Fees	BRAZIL		Tapajos MT
#: 49
	700,000	Fees	BRAZIL		Vauthier
#: 50
	1,600,000	Taxes	BRAZIL		Vazante
#: 51
	32,300,000	Royalties	BRAZIL		Vazante
#: 52
	3,400,000	Fees	BRAZIL		Vazante
#: 53
	13,500,000	Fees	PERU		Almacen
#: 54
	200,000	Fees	PERU		Alpamarca
#: 55
	55,400,000	Taxes	PERU		Atacocha
#: 56
	13,100,000	Royalties	PERU		Atacocha
#: 57
	23,640,000	Fees	PERU		Atacocha
#: 58
	27,400,000	Bonuses	PERU		Atacocha
#: 59
	8,100,000	Fees	PERU		Canon Florida
#: 60
	3,100,000	Bonuses	PERU		Canon Florida
#: 61
	620,000	Fees	PERU		Carmen
#: 62
	335,400,000	Taxes	PERU		Cerro Lindo
#: 63
	88,200,000	Royalties	PERU		Cerro Lindo
#: 64
	40,200,000	Fees	PERU		Cerro Lindo
#: 65
	27,900,000	Bonuses	PERU		Cerro Lindo
#: 66
	17,300,000	Infrastructure	PERU		Cerro Lindo
#: 67
	400,000	Fees	PERU		Chambara
#: 68
	200,000	Fees	PERU		Duna
#: 69
	800,000	Fees	PERU		El Carmen
#: 70
	72,100,000	Taxes	PERU		El Porvenir
#: 71
	35,800,000	Royalties	PERU		El Porvenir
#: 72
	24,200,000	Fees	PERU		El Porvenir
#: 73
	81,700,000	Bonuses	PERU		El Porvenir
#: 74
	5,400,000	Infrastructure	PERU		El Porvenir
#: 75
	6,000,000	Fees	PERU		Hilarion
#: 76
	800,000	Bonuses	PERU		Hilarion
#: 77
	100,000	Fees	PERU		Incasol
#: 78
	1,200,000	Fees	PERU		La Saucha
#: 79
	200,000	Fees	PERU		Lancones
#: 80
	15,500,000	Fees	PERU		Magistral
#: 81
	200,000	Fees	PERU		Mogol
#: 82
	1,140,000	Fees	PERU		Monica Lourdes
#: 83
	300,000	Taxes	PERU		Pampa de Cobre
#: 84
	7,500,000	Fees	PERU		Pampa de Cobre
#: 85
	1,200,000	Bonuses	PERU		Pampa de Cobre
#: 86
	100,000	Fees	PERU		Pasco
#: 87
	4,500,000	Fees	PERU		Pukaqaqa
#: 88
	1,100,000	Taxes	PERU		Shalipayco
#: 89
	$ 2,500,000	Fees	PERU		Sinaycocha